CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends declared, per share	$ 0.50	$ 0.50	$ 0.40
Class A ordinary shares [Member]
Dividends declared, per share	$ 0.5	$ 0.5	$ 0.4
Class B ordinary shares [Member]
Dividends declared, per share	$ 0.5	$ 0.5	$ 0.4